Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions [abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m
1 January 2021	241	38	70	636	985

Differences on exchange	(13)	(3)	–	(23)	(39)

Provided in respect of the year (*)	32	27	–	199	258

Utilised during the year	(81)	(21)	(8)	(241)	(351)

– in respect of MSA litigation (Texas, Minnesota, Mississippi)	–	–	–	(199)	(199)

– in respect of other	(81)	(21)	(8)	(42)	(152)

31 December 2021	179	41	62	571	853
Analysed on the balance sheet as

– current	123	14	8	316	461

– non-current	56	27	54	255	392

	179	41	62	571	853

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m
1 January 2020	298	28	73	659	1,058

Differences on exchange	5	(2)	–	(57)	(54)

Subsidiaries acquired	–	–	–	6	6

Provided in respect of the year (*)	60	19	–	312	391

– in respect of MSA litigation (Texas, Minnesota, Mississippi)	–	–	–	212	212

– in respect of other	60	19	–	100	179

Utilised during the year	(122)	(7)	(3)	(284)	(416)

– in respect of excise dispute in Russia	–	–	–	(226)	(226)

– in respect of other	(122)	(7)	(3)	(58)	(190)

31 December 2020	241	38	70	636	985
Analysed on the balance sheet as

– current	165	23	1	409	598

– non-current	76	15	69	227	387

	241	38	70	636	985

*
Amounts provided above are shown net of reversals of unused provisions which include reversals of £20 million (2020: £72 million) for restructuring of existing businesses, £1 million (2020: £4 million) for employee benefits and £147 million (2020: £125 million) for other provisions, of which £34 million (2020: £4 million) was reclassified to trade and other payables.